Cash Distributions and Net Income Per Unit Allocation of Total Quarterly cash Distributions to General and Limited Partners (Details) (USD $)
In Millions, except Per Share data, unless otherwise specified
	0 Months Ended			3 Months Ended		12 Months Ended		3 Months Ended						11 Months Ended
	Nov. 28, 2014	Aug. 29, 2014	May 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2013
Incentive Distribution Made to Managing Member or General Partner [Line Items]
General partner's distribution				$ 0.9	$ 0.4	$ 2.6	$ 1.2
Limited partners' distributions				20.3	14.8	78.1	51.2
Total cash distributions				21.2	15.2	80.7	52.4
Cash distributions per unit applicable to limited partners (in dollar per share)	$ 0.5275	$ 0.515	$ 0.5	$ 0.5408	$ 0.4750	$ 2.0833	$ 1.6371
Subordinated Units
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Cash distributions per unit applicable to limited partners (in dollar per share)				$ 0.5275	$ 0.4325			$ 0.5150	$ 0.5000	$ 0.4750	$ 0.4225	$ 0.3071	$ 0.0000
Limited Partner | Common Units
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Limited partners' distributions				11.8	7.4	45.3	25.6
Limited Partner | Subordinated Units
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Limited partners' distributions				8.5	7.4	32.8	25.6
General Partner's Interest | General Partner
Incentive Distribution Made to Managing Member or General Partner [Line Items]
General partner's distribution				0.4	0.4	1.3	1.2
General Partner's Incentive Distribution | General Partner
Incentive Distribution Made to Managing Member or General Partner [Line Items]
General partner's distribution				$ 0.5	$ 0	$ 1.3	$ 0							$ 0